As filed with the Securities and Exchange Commission on December 9, 2011

File Nos. 333-169727

811-22480

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 2

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 5

ADVISER MANAGED TRUST

One Freedom Valley Drive,
Oaks, Pennsylvania 19456
610-676-1000

Name and Address of Agent for service:

Timothy D. Barto, Esq.
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b)

☐  on [date] pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on [date] pursuant to paragraph (a)(1) of Rule 485

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-169727 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of December, 2011.

ADVISER MANAGED TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	December 9, 2011
Rosemarie B. Greco

	*	Trustee	December 9, 2011
William M. Doran

	*	Trustee	December 9, 2011
George J. Sullivan, Jr.

	*	Trustee	December 9, 2011
Nina Lesavoy

	*	Trustee	December 9, 2011
James M. Williams

	*	Trustee	December 9, 2011
Mitchell A. Johnson

	*	Trustee	December 9, 2011
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	December 9, 2011
Robert A. Nesher

	/s/ Peter A. Rodriguez	Controller & Chief Financial Officer	December 9, 2011
Peter A. Rodriguez

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

Morgan, Lewis & Bockius LLP

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)